Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Series C	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 1	$ 15	$ 29,328,064	$ (30,251,465)	$ (923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Forgiveness of accrued salary related party			239,000		239,000
Forgiveness of accrued interest related party			19,999		19,999
Extinguishment of derivative liability			25,494		25,494
Conversion of notes payable to common stock		$ 1,795	482,855		484,650
Conversion of notes payable to common stock, shares		17,950,000
Sale of common stock		$ 390	1,866,277		1,866,667
Sale of common stock, shares		3,896,969
Common stock issued for services		$ 50	1,249,950		1,250,000
Common stock issued for services, shares		500,000
Beneficial conversion feature on debt			586,921		586,921
Conversion of notes payable and preferred stock to common stock	$ (1)	$ 35	(34)
Conversion of notes payable and preferred stock to common stock, shares	(7,000)	350,000
Net loss				(4,023,967)	(4,023,967)
Balance at Dec. 31, 2018		$ 2,285	33,798,526	(34,275,432)	(474,621)
Balance, shares at Dec. 31, 2018		22,848,246
Sale of common stock		$ 48	2,409,952		2,410,000
Sale of common stock, shares		482,000
Common stock issued for services		$ 3	168,872		168,875
Common stock issued for services, shares		32,500
Common stock issued for conversion of deferred compensation			2,162,408		2,162,408
Common stock issued for conversion of note payable		$ 1	49,999		50,000
Common stock issued for conversion of note payable, shares		10,000
Amortization of stock compensation			687,003		687,003
Net loss				(4,850,379)	(4,850,379)
Balance at Dec. 31, 2019		$ 2,337	$ 39,276,760	$ (39,125,811)	$ 153,286
Balance, shares at Dec. 31, 2019		23,372,746